SCHEDULE OF PROVISION FOR INCOME TAX EXPENSE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Current income tax	$ 2,465,661	$ 1,665,092
Deferred income tax benefit	(136,389)	(27,357)
Income tax expense	$ 2,329,272	$ 1,637,735